Annual Total Returns- Janus Henderson Global Value Fund (Class D Shares) [BarChart] - Class D Shares - Janus Henderson Global Value Fund - Class D	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.75%	11.70%	21.18%	5.39%	(2.05%)	3.21%	18.88%	(6.74%)	18.19%	1.33%